Litigations - Judicial deposits (Details) $ in Millions, R$ in Billions	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Judicial deposits
Deposits with court		$ 3,159	$ 1,716
Bank guarantees for judicial deposits	R$ 10.4	2,600
Tax litigation
Judicial deposits
Deposits with court		1,278	1,314
Civil litigation
Judicial deposits
Deposits with court		112	60
Labor litigation
Judicial deposits
Deposits with court		246	310
Environmental litigation
Judicial deposits
Deposits with court		41	$ 32
Brumadinho event
Judicial deposits
Deposits with court		1,482
Bank guarantees for judicial deposits	R$ 5.6	$ 1,400